Risk management and financial instruments - Realized and Unrealized Gains and Losses (Details) - (Loss)/gain recognized relating to derivative financial instruments - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Loss/(gain) on derivative financial instruments	$ 0	$ (6)	$ (1)	$ (33)
Interest rate cap agreement
Derivative Instruments, Gain (Loss) [Line Items]
Loss/(gain) on derivative financial instruments	(1)	(6)	(2)	(33)
Archer convertible debt instrument
Derivative Instruments, Gain (Loss) [Line Items]
Loss/(gain) on derivative financial instruments	$ 1	$ 0	$ 1	$ 0